Related Party Transactions (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)					1 Months Ended		6 Months Ended	7 Months Ended
	Aug. 12, 2020	Aug. 05, 2020	Aug. 05, 2020	Jun. 08, 2020	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 10, 2020
Related Party Transactions (Details) [Line Items]
Stock split description						In July 2020, the Company performed a 1.23 share split resulting in the Sponsor holding an aggregate of 7,687,500 Founder Shares.
Aggregate founder shares (in Shares)						7,687,500
Aggregate loan amount									$ 200,000
Borrowed amount	$ 191,000
Working capital loans	$ 1,500,000						$ 1,500,000
Price per warrant (in Dollars per share)	$ 1.00						$ 1.00
Administrative fee - related party		$ 10,000					$ 10,000	$ 20,000
Payment for fees								$ 20,000
Forward purchase agreement, description		On August 5, 2020, the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with the Sponsor, which provides for the purchase of $20,000,000 of units, with each unit consisting of one ordinary share (the “Forward Purchase Shares”) and one half of one warrant to purchase one ordinary share at $11.50 per share (the “Forward Purchase Warrants”), for a purchase price of $10.00 per unit, in a private placement to occur concurrently with the closing of the initial Business Combination.	the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with the Sponsor, which provides for the purchase of $20,000,000 of units, with each unit consisting of one ordinary share (the “Forward Purchase Shares”) and one half of one warrant to purchase one ordinary share at $11.50 per share (the “Forward Purchase Warrants”), for a purchase price of $10.00 per unit, in a private placement to occur concurrently with the closing of the initial Business Combination.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares to Sponsor (in Shares)				6,250,000
Offering costs				$ 25,000
Shares subject to forfeiture (in Shares)							937,500	937,500
Issued and outstanding shares percentage							20.00%	20.00%
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchase commitment					$ 20,000,000.0
Minimum [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchase commitment					20,000,000
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchase commitment					50,000,000.0
Maximum [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchase commitment					$ 50,000,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchase price per share (in Dollars per share)							$ 12.00	$ 12.00